Revision of Prior Year Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Revision of Prior Year Financial Statements [Abstract]
Schedule of correction of accounting errors, the relevant annual financial statements
	December 31, 2017
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Current Liabilities
Accrued dividends	$472,444	$(472,444)	$-
Total Current Liabilities	$4,159,644	$(472,444)	$3,687,200
Total Liabilities	$8,017,183	$(472,444)	$7,544,739

Stockholders’ Equity
Total Stockholders’ Equity	$7,839,751	$(472,444)	$7,367,307

	For the nine months ended September 30, 2017
	As Previously Reported after Adoption of ASU 2017-11	Adjustments		As Revised
Statement of Operations
Deemed dividend	$-	$		$203,365
Net loss attributable to common stockholders	$(6,377,874)		$(203,365)	$(6,581,239)
Basic and diluted loss per share	$(0.17)	$		(0.17)

Statements of Cash Flows
Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend	$-		$203,365	$203,365

	For the three months ended September 30, 2017
	As Previously Reported after Adoption of ASU 2017-11	Adjustments	As Revised
Statement of Operations
Deemed dividend	$-	$	$74,014
Net loss attributable to common stockholders	$(3,421,965)	$(74,014)	$(3,495,979)
Basic and diluted loss per share	$(0.09)	$	(0.09)

	December 31, 2017
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Current Liabilities
Accrued dividends	$472,444	$(472,444)	$-
Total Current Liabilities	4,159,644	(472,444)	3,687,200
Total Liabilities	$8,017,183	$(472,444)	$7,544,739

Stockholders’ Equity
Total Stockholders’ Equity	7,839,751	(472,444)	7,367,307

	For the year ended December 31, 2017
	As Previously Reported	Adjustments	As Revised
Statement of Operations
Deemed dividend	$-	$297,323	$131,867
Net loss attributable to common stockholders	$8,751,586	$297,323	$9,079,872
Basic and diluted loss per share	$(0.23)	$-	(0.23)

Statements of Cash Flows
Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend	$217,985	$79,338	$297,323

	December 31, 2016
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Current Liabilities
Accrued dividends	$259,170	$(259,170)	$-
Total Current Liabilities	3,544,996	(259,170)	3,285,826
Total Liabilities	$3,546,204	$(259,170)	$3,287,034

Stockholders’ Equity
Total Stockholders’ Equity	3,168,103	(259,170)	2,908,933

	For the year ended December 31, 2016
	As Previously Reported	Adjustments	As Revised
Statement of Operations
Deemed dividend	$-	$247,128	$247,128
Net loss attributable to common stockholders	$(7,391,907)	$247,128	$(7,639,035)
Basic and diluted loss per share	$(0.23)	$(0.01)	(0.24)

Statements of Cash Flows
Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend	$177,234	$69,894	$247,128